Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
Summary of The Correlation Between The Major Macroeconomic Variables And The Credit Risk
The correlation between the major macroeconomic variables and the credit risk are as follows:

Key macroeconomic variables	Correlation between the major macroeconomic variables and the credit risk
Benchmark interest rate	( + )
AA- rated corporate bond (3-year)	( + )
BBB- rated corporate bond (3-year)	( + )
Composite stock index	( - )
Rate of increase in housing transaction price index (Whole Country)	( - )
Rate of increase in housing transaction price index (Metropolitan Area)	( - )
WTI crude oil price	( + )
Growth rate of private consumption	( - )
Rate of increase or decrease in facilities investments	( - )
Rate of increase or decrease in construction investments	( - )
Unemployment rate	( + )
Household loan growth rate	( - )
CD distribution yield	( + )

Summary of Property Plant And Equipment
The depreciation method and estimated useful life of property and equipment are as follows:

Property and equipment	Depreciation method	Estimated useful life
Buildings	Straight-line	20~40 years
Leasehold improvements	Declining-balance/ Straight-line	4~15 years
Equipment and vehicles	Declining-balance/ Straight-line	3~15 years

Summary of Investment Property	The depreciation method and estimated useful life of investment properties are as follows:

Investment properties	Depreciation method	Estimated useful life
Buildings	Straight-line	20~40 years

Summary of Finite Lived Intangible Assets
Intangible assets, except for goodwill and membership rights, are amortized using the straight-line or declining-balance method with no residual value over their estimated useful life since the assets are available for use.

Intangible assets	Amortization method	Estimated useful life
Industrial property rights	Straight-line	3 ~ 19 years
Software	Straight-line	3 ~ 5 years
Others	Straight-line / Declining-balance	1 ~ 13 years
The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each financial year-end.
Where an intangible asset is not being amortized because its useful life is indefinite, the Group carries out a review in each accounting period to confirm whether events and circumstances still support an indefinite useful life assessment. If they do not, the change in the useful life assessment from indefinite to finite is accounted for as a change in an accounting estimate.